Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Income tax on foreign currency translation adjustment	¥ 0	¥ 0	¥ 0